LEASE LIABILITIES - Schedule of Right-of-Use Assets Over the Remaining Lease Periods (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2026		$ 324
2027		201
Total undiscounted lease payment		525
Less: Interest	[1]	(45)
Present value of lease liabilities		$ 480	$ 655

[1]	Future lease payments were discounted by 7.98%-25.59% interest rate.